(Loss)/Earnings Per Common Share	6 Months Ended
Jun. 30, 2023
(Loss)/Earnings Per Common Share [Abstract]
(Loss)/Earnings Per Common Share
10.	(Loss)/Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted (Loss)/Earnings per share for the six months ended June 30, 2022 and 2023 are as follows:

	Six months ended June 30,
	2022	2023
Net Income	8,605	5,774
Less: Dividends of Preferred shares	(7,322)	(3,485)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	(14,400)	-
(Loss)/Earnings attributable to common shareholders, basic	(13,117)	2,289
Weighted average common shares outstanding, basic	2,132,179	17,793,072
(Loss)/Earnings per share, basic	(6.15)	0.13

(Loss)/Earnings attributable to common shareholders, basic	(13,117)	2,289
Add: Dividends of Convertible preferred shares	-	1,001
(Loss)/Earnings attributable to common shareholders, diluted	(13,117)	3,290

Effect of dilutive securities:
Series E Shares	-	15,286,364
Weighted average common shares outstanding, diluted	2,132,179	33,079,436
(Loss)/Earnings per share, diluted	(6.15)	0.10

For the period ended June 30, 2022 no dilutive shares were included in the computation of diluted Loss per common share because to do so would have been antidilutive for the period presented.

For the period ended June 30, 2023, since all of the Company’s warrants were out of the money, no dilutive shares were assumed from their exercise and the Company used the if-converted method to calculate the dilutive shares relating to a potential conversion of Series E Shares weighted for the period the Series E Shares were outstanding.